LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
September 30, 2019 (Unaudited)

	Maturity Date	Corporate Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 12.30%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	2.23%	$757,120	$745,725
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	2.23%	878,572	869,842
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	2.38%	126,167	123,274
American Express Credit Account Master Trust, 2019-1 A	10/15/2024	2.87%	2,390,000	2,448,683
Avid Automobile Receivables Trust, 2018-1 A (a)	08/15/2023	2.84%	825,537	826,207
Bank of The West Auto Trust, 2017-1 A3 (a)	01/15/2023	2.11%	1,832,084	1,830,705
Barclays Dryrock Issuance Trust, 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	2.33%	3,225,000	3,227,484
California Republic Auto Receivables Trust, 2018-1 A3	08/15/2022	3.14%	1,100,000	1,106,000
Carmax Auto Owner Trust, 2019-1 A3	03/15/2024	3.05%	2,450,000	2,499,935
Citibank Credit Card Issuance Trust, 2018-A3	05/23/2025	3.29%	3,500,000	3,668,213
Conn's Receivables Funding LLC, 2018-A A (a)	07/17/2023	3.25%	723,514	726,109
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	2,009,963	2,069,859
Diamond Resorts Owner Trust, 2018-1 A (a)	01/21/2031	3.70%	2,015,223	2,055,283
Discover Card Execution Note Trust, 2018-2 A (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	2.36%	2,775,000	2,764,063
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	3.53%	1,073,100	1,073,111
Entergy New Orleans Storm Recovery Funding LLC, 2015-1 A	06/01/2027	2.67%	1,107,519	1,120,975
Evergreen Credit Card Trust, 2018-2 A (1 Month LIBOR USD + 0.350%) (a)(b)(c)	07/15/2022	2.38%	1,975,000	1,976,391
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	2,244,000	2,251,398
Ford Credit Auto Owner Trust, 2016-1 A (a)	08/15/2027	2.31%	2,350,000	2,356,621
GLS Auto Receivables Trust, 2018-2A A (a)	04/18/2022	3.25%	857,073	859,348
Honda Auto Receivables Owner Trust, 2019-1 A-3	03/20/2023	2.83%	1,800,000	1,831,750
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	2.87%	1,517,488	1,518,238
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	2.93%	2,544,691	2,544,688
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	3.02%	2,927,022	2,922,241
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	3.12%	1,855,209	1,859,562
MVW Owner Trust, 2019-1A A (a)	11/20/2036	2.89%	1,914,622	1,949,225
NRZ Advance Receivables Trust, 2016-T3 AT3 (a)	10/16/2051	2.83%	3,210,000	3,207,370
Planet Fitness Master Issuer LLC, 2018-1A A2I (a)	09/05/2048	4.26%	2,059,200	2,105,264
Progress Residential Trust
Series 2017-SFR1 A (a)	08/17/2034	2.77%	3,277,998	3,286,822
Series 2019-SFR4 B (a)	10/17/2036	2.94%	1,300,000	1,304,539
SMB Private Education Loan Trust, 2018-C A1 (1 Month LIBOR USD + 0.300%) (a)(c)	09/15/2025	2.33%	824,543	824,396
SoFi Professional Loan Program LLC
Series 2016-C A2B (a)	12/27/2032	2.36%	1,923,473	1,929,662
Series 2015-C A2 (a)	08/25/2033	2.51%	956,121	961,848
Series 2016-A A2 (a)	12/26/2036	2.76%	2,777,516	2,794,677
Series 2017-C A2A (a)	07/25/2040	1.75%	394,922	394,471
Synchrony Card Issuance Trust, 2018-A1 A1	09/15/2024	3.38%	2,935,000	3,010,427
Synchrony Credit Card Master Note Trust, 2018-1 A	03/15/2024	2.97%	3,100,000	3,145,165
TCF Auto Receivables Owner Trust, 2016-PT1 A (a)	06/15/2022	1.93%	804,605	803,606
Tricon American Homes Trust, 2017-SFR1 A (a)	09/19/2034	2.72%	2,827,282	2,845,214
Verizon Owner Trust
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	2.30%	4,525,000	4,524,125
Series 2018-A A1A	04/20/2023	3.23%	3,000,000	3,058,142
Series 2019-B A1A	12/20/2023	2.33%	2,597,000	2,617,550
TOTAL ASSET BACKED SECURITIES (Cost $83,042,178)				84,038,208

CORPORATE BONDS: 26.88%
Aerospace/Defense: 0.38%
L3Harris Technologies, Inc. (a)	02/15/2021	4.95%	1,005,000	1,032,598
United Technologies Corp.	08/16/2023	3.65%	1,480,000	1,566,183
				2,598,781
Agriculture: 0.31%
Altria Group, Inc.	02/14/2024	3.80%	2,025,000	2,116,863

Auto Manufacturers: 0.77%
American Honda Finance Corp.	02/12/2021	2.65%	1,375,000	1,388,379
General Motors Financial Co., Inc.	05/09/2023	3.70%	2,375,000	2,429,794
Hyundai Capital America (a)	03/18/2021	3.00%	1,425,000	1,434,092
				5,252,265
Banks: 9.86%
Bank of America Corp.	10/21/2022	2.50%	6,155,000	6,196,843
Bank of America Corp.	01/11/2023	3.30%	1,650,000	1,704,727
Bank of Montreal (b)	03/26/2022	2.90%	1,770,000	1,804,007
Bank of New York Mellon Corp.	02/07/2022	2.60%	1,000,000	1,014,097
BB&T Corp.	12/06/2023	3.75%	1,260,000	1,333,254
Citigroup, Inc.	10/26/2020	2.65%	970,000	975,939
Citigroup, Inc.	01/14/2022	4.50%	3,315,000	3,484,808
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (d)	01/24/2023	3.14%	3,585,000	3,650,319
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	2,130,000	2,218,436
Danske Bank (a)(b)	01/12/2022	5.00%	1,255,000	1,319,443
Goldman Sachs Group, Inc.	02/25/2021	2.88%	1,690,000	1,704,562
Goldman Sachs Group, Inc.	01/22/2023	3.63%	3,685,000	3,832,312
Goldman Sachs Group, Inc.	02/23/2023	3.20%	3,375,000	3,465,293
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	2,000,000	1,986,471
HSBC Holdings PLC (b)	04/05/2021	5.10%	2,390,000	2,491,607
Huntington National Bank	04/01/2022	3.13%	1,735,000	1,776,645
ING Groep NV (b)	04/09/2024	3.55%	1,830,000	1,911,799
JP Morgan Chase & Co.	09/23/2022	3.25%	1,565,000	1,617,583
JP Morgan Chase & Co.	01/25/2023	3.20%	7,345,000	7,585,464
KeyBank NA	02/01/2022	3.30%	1,485,000	1,527,434
Morgan Stanley	01/23/2023	3.13%	4,250,000	4,359,386
PNC Bank NA	01/22/2021	2.50%	1,555,000	1,564,711
Royal Bank of Canada (b)	04/29/2022	2.80%	1,555,000	1,583,353
SunTrust Banks, Inc.	03/03/2021	2.90%	2,500,000	2,526,062
SunTrust Banks, Inc.	08/01/2022	2.45%	1,655,000	1,670,575
Wells Fargo & Co.	02/13/2023	3.45%	2,630,000	2,716,013
Zions Bancorp NA	03/04/2022	3.35%	1,295,000	1,323,951
				67,345,094
Beverages: 0.42%
Anheuser-Busch InBev Finance, Inc.	02/01/2023	3.30%	1,365,000	1,417,123
Heineken NV (a)(b)	04/01/2022	3.40%	1,425,000	1,466,641
				2,883,764
Biotechnology: 0.38%
Celgene Corp.	02/20/2023	3.25%	2,480,000	2,567,336

Diversified Financial Services: 2.32%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)	02/01/2022	3.95%	1,220,000	1,259,668
Air Lease Corp.	07/03/2023	3.88%	2,150,000	2,243,627
American Express Co.	05/20/2022	2.75%	505,000	513,048
American Express Co.	12/02/2022	2.65%	2,000,000	2,031,225
Capital One Bank	02/15/2023	3.38%	1,700,000	1,751,813
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	2,190,000	2,239,757
Charles Schwab Corp.	01/25/2023	2.65%	1,905,000	1,939,319
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	1,930,000	1,988,914
Visa, Inc.	12/14/2022	2.80%	1,800,000	1,850,747
				15,818,118
Electric: 0.64%
Berkshire Hathaway Energy Co.	01/15/2021	2.38%	2,345,000	2,356,336
Exelon Generation Co. LLC	03/15/2022	3.40%	620,000	635,742
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	1,335,000	1,359,037
				4,351,115
Environmental Control: 0.23%
Waste Management, Inc.	06/15/2024	2.95%	1,530,000	1,583,188

Food: 0.68%
Conagra Brands, Inc.	10/22/2021	3.80%	1,410,000	1,455,631
Sysco Corp.	10/01/2020	2.60%	1,760,000	1,768,148
Tyson Foods, Inc.	06/15/2022	4.50%	1,365,000	1,442,038
				4,665,817
Healthcare - Products: 0.23%
Abbott Laboratories	11/30/2021	2.90%	1,525,000	1,552,572

Healthcare - Services: 0.21%
UnitedHealth Group, Inc.	10/15/2020	3.88%	1,435,000	1,455,763

Household Products & Wares: 0.24%
Clorox Co.	09/15/2022	3.05%	1,600,000	1,640,602

Insurance: 0.72%
Chubb INA Holdings, Inc.	11/03/2020	2.30%	1,215,000	1,218,925
Lincoln National Corp.	09/01/2023	4.00%	1,500,000	1,588,928
Metropolitan Life Global Funding I (a)	01/11/2022	3.38%	2,070,000	2,129,528
				4,937,381
Machinery - Construction & Mining: 0.12%
Caterpillar, Inc.	06/26/2022	2.60%	825,000	838,111

Machinery - Diversified: 0.43%
John Deere Capital Corp.	01/08/2021	2.55%	1,495,000	1,505,435
Roper Technologies, Inc.	12/15/2020	3.00%	1,395,000	1,407,313
				2,912,748
Media: 1.38%
CBS Corp.	03/01/2022	3.38%	1,385,000	1,416,117
Comcast Corp.	04/15/2024	3.70%	2,925,000	3,118,971
Discovery Communications LLC	04/01/2023	3.25%	2,150,000	2,206,137
Fox Corp. (a)	01/25/2022	3.67%	1,105,000	1,140,915
The Walt Disney Company	08/16/2021	2.75%	1,545,000	1,568,537
				9,450,677
Miscellaneous Manufacturing: 0.65%
General Electric Co.	01/07/2021	4.63%	1,345,000	1,379,211
Ingersoll-Rand Global Holding Co. Ltd.	06/15/2023	4.25%	1,415,000	1,504,149
Parker-Hannifin Corp.	06/14/2024	2.70%	1,540,000	1,568,537
				4,451,897
Oil & Gas: 1.24%
BP Capital Markets PLC (b)	03/11/2021	4.74%	1,000,000	1,036,424
Occidental Petroleum Corp.	03/15/2021	4.85%	1,352,000	1,398,144
Occidental Petroleum Corp.	08/15/2022	2.70%	1,930,000	1,947,959
Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	2,150,000	2,168,175
Total Capital International SA (b)	06/19/2021	2.75%	1,915,000	1,939,591
				8,490,293
Packaging & Containers: 0.24%
Packaging Corp. of America	12/15/2020	2.45%	1,630,000	1,633,415

Pharmaceuticals: 0.52%
AbbVie, Inc.	11/06/2022	2.90%	1,845,000	1,880,370
CVS HEALTH Corp.	08/12/2024	3.38%	1,585,000	1,640,969
				3,521,339
Pipelines: 0.81%
Enterprise Products Operating LLC	02/15/2021	2.80%	2,115,000	2,135,137
ONEOK, Inc.	09/01/2024	2.75%	1,900,000	1,909,618
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	1,500,000	1,515,870
				5,560,625
Real Estate Investment Trusts: 0.40%
Alexandria Real Estate Equities, Inc.	01/15/2024	4.00%	1,365,000	1,457,005
Duke Realty LP	06/15/2022	4.38%	1,210,000	1,271,170
				2,728,175
Retail: 0.81%
McDonald's Corp.	12/09/2020	2.75%	2,330,000	2,348,529
Walgreens Boots Alliance, Inc.	11/18/2024	3.80%	1,530,000	1,613,513
Walmart, Inc.	12/15/2022	2.35%	1,545,000	1,566,787
				5,528,829
Software: 0.67%
Fiserv, Inc.	07/01/2024	2.75%	1,650,000	1,678,671
Microsoft Corp.	02/06/2022	2.40%	2,835,000	2,874,584
				4,553,255
Telecommunications: 1.24%
AT&T, Inc.	02/17/2021	2.80%	3,635,000	3,665,283
AT&T, Inc.	03/11/2024	3.90%	1,470,000	1,558,765
Verizon Communications, Inc.	03/15/2021	3.45%	2,200,000	2,247,149
Verizon Communications, Inc.	09/15/2023	5.15%	920,000	1,029,364
				8,500,561
Transportation: 0.98%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	1,580,000	1,674,543
CSX Corp.	11/01/2023	3.70%	2,110,000	2,231,487
FedEx Corp.	01/14/2022	3.40%	1,185,000	1,215,004
Union Pacific Corp.	03/01/2024	3.15%	1,525,000	1,583,714
				6,704,748
TOTAL CORPORATE BONDS (Cost $180,301,854)				183,643,332

MORTGAGE BACKED SECURITIES: 13.92%
BX Trust, 2018-MCSF A (1 Month LIBOR USD + 0.577%) (a)(c)	04/16/2035	2.60%	3,285,000	3,273,670
Citigroup Commercial Mortgage Trust, 2019-PRM B (a)	05/10/2035	3.64%	2,100,000	2,190,841
Comm Mortgage Trust
Series 2014-UBS2 AM	03/12/2047	4.20%	2,450,000	2,604,780
Series 2014-LC17	10/11/2047	3.92%	724,000	780,543
Series 2014-CCRE21	12/10/2047	3.53%	1,727,881	1,826,090
COMM Mortgage Trust, 2015-CCR27 AM	10/13/2048	3.98%	2,000,000	2,161,415
CSMC Trust, 2017-HL2 A3 (a)(d)	10/25/2047	3.50%	2,614,551	2,659,869
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	4.62%	1,961,014	2,044,671
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	5.02%	2,138,121	2,244,886
Series 2017-C01 1M1 (1 Month LIBOR USD + 1.300%) (c)	07/25/2029	3.32%	1,224,568	1,227,072
Series 2017-C02 2M1 (1 Month LIBOR USD + 1.150%) (c)	09/25/2029	3.17%	828,324	829,616
Series 2018-C02 2M1 (1 Month LIBOR USD + 0.650%) (c)	08/26/2030	2.67%	651,167	651,151
Series 2018-C05 1M1 (1 Month LIBOR USD + 0.720%) (c)	01/27/2031	2.74%	2,905,509	2,906,632
Series 2019-R03 1M1 (1 Month LIBOR USD + 0.750%) (a)(c)	09/25/2031	2.77%	1,260,613	1,261,024
Series 2019-R04 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	06/27/2039	2.77%	2,651,198	2,653,828
FDIC Guaranteed Notes Trust, 2010-S4 A (1 Month LIBOR USD + 0.720%) (a)(c)	12/04/2020	2.94%	311,015	309,935
FHLMC Multifamily Structured Pass Through Certificates
Series K-059 A1	09/25/2025	2.76%	1,953,511	2,016,221
Series 3855 HE	02/15/2026	2.50%	2,120	2,116
Flagstar Mortgage Trust
Series 2017-2 A5 (a)(d)	10/25/2047	3.50%	2,902,082	2,948,901
Series 2018-4 A4 (a)(d)	07/25/2048	4.00%	1,657,989	1,663,526
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB22 (d)	09/25/2023	1.98%	4,241,450	4,230,208
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	2,748,685	2,751,538
GS Mortgage Securities Corp Trust 2017-SLP (a)	10/12/2032	3.42%	3,000,000	3,096,474
GS Mortgage Securities Trust
Series 2010-C2 A1 (a)	12/10/2043	3.85%	51,773	52,131
Series 2015-GC28 A5	02/12/2048	3.76%	1,985,000	2,106,252
GSCG Trust, 2019-600C A (a)	09/12/2034	2.94%	2,065,000	2,105,902
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,794,264
Series 2010-C2 A3 (a)	11/15/2043	4.07%	3,791,073	3,822,512
Series 2014-C23 ASB	09/17/2047	3.66%	2,911,551	3,012,782
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	881,075	887,093
Series 2017-2 A5 (a)(d)	05/25/2047	3.50%	1,393,179	1,411,336
Series 2018-8 (a)(d)	01/25/2049	4.00%	1,449,300	1,456,036
Series 2018-9 A5 (a)(d)	02/25/2049	4.00%	1,557,199	1,563,503
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust (a)	02/15/2036	3.57%	2,650,000	2,788,265
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	2.73%	2,785,000	2,784,996
NCUA Guaranteed Notes Trust
Series 2011-R2 1A (1 Month LIBOR USD + 0.400%) (c)	02/06/2020	2.46%	1,074,377	1,074,377
Series 2011-R3 1A (1 Month LIBOR USD + 0.400%) (c)	04/09/2020	2.45%	691,600	691,655
Series 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	2.51%	75,855	75,888
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	970,279	1,000,058
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	876,757	891,535
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	1,758,551	1,811,371
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	2,379,033	2,470,886
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	2,532,366	2,637,478
OBX Trust, 2018-EXP1 1A6 (a)(d)	04/25/2048	4.50%	1,093,222	1,107,091
Sequoia Mortgage Trust
Series 2017-1 A (a)(d)	02/25/2047	3.50%	646,146	655,779
Series 2018-CH4 A10 (a)(d)	10/25/2048	4.50%	1,281,461	1,290,132
Shellpoint Co-Originator Trust, 2017-2 A4 (a)(d)	10/25/2047	3.50%	1,084,733	1,103,790
Spruce Hill Mortgage Loan Trust, 2019-SH1 A1 (a)(d)	04/29/2049	3.40%	1,049,789	1,056,312
STACR Trust, 2019-HQA3 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	09/27/2049	2.81%	3,500,000	3,499,996
Verus Securitization Trust, 2018-3 A-1 (a)(d)	10/25/2058	4.11%	1,208,434	1,221,748
WFRBS Commercial Mortgage Trust, 2011-C3 A4 (a)	03/17/2044	4.38%	2,338,910	2,399,666
TOTAL MORTGAGE BACKED SECURITIES (Cost $94,648,185)				95,107,841

MUNICIPAL BOND: 0.20%
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	1,350,000	1,354,010
TOTAL MUNICIPAL BOND (Cost $1,355,536)				1,354,010

U.S. GOVERNMENT AGENCY ISSUES: 12.35%
Federal Farm Credit Banks	11/27/2020	1.90%	7,000,000	7,004,326
Federal Farm Credit Banks	04/05/2021	2.54%	5,120,000	5,183,870
Federal Farm Credit Banks	06/26/2023	1.77%	5,135,000	5,165,133
Federal Farm Credit Banks	07/17/2023	2.88%	10,985,000	11,495,796
Federal Home Loan Banks	06/10/2022	2.13%	14,115,000	14,293,798
Federal Home Loan Banks	06/10/2022	2.75%	6,015,000	6,190,313
Federal Home Loan Banks	06/09/2023	3.25%	15,200,000	16,051,942
Federal Home Loan Banks	09/08/2023	3.38%	9,000,000	9,592,794
Federal National Mortgage Association	04/12/2022	2.25%	3,500,000	3,555,932
Federal National Mortgage Association	09/06/2022	1.38%	5,855,000	5,813,467
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $82,326,915)				84,347,371

U.S. GOVERNMENT NOTES: 18.52%
United States Treasury Note	09/30/2021	1.13%	11,485,000	11,367,458
United States Treasury Note	01/15/2022	2.50%	16,500,000	16,819,688
United States Treasury Note	03/31/2022	1.88%	3,250,000	3,272,090
United States Treasury Note	07/15/2022	1.75%	5,000,000	5,019,727
United States Treasury Note	10/31/2022	2.00%	4,060,000	4,109,957
United States Treasury Note	11/15/2022	1.63%	9,640,000	9,653,180
United States Treasury Note	06/30/2023	2.63%	4,855,000	5,039,907
United States Treasury Note	09/30/2023	2.88%	4,785,000	5,025,372
United States Treasury Note	12/31/2023	2.63%	2,275,000	2,373,109
United States Treasury Note	01/31/2024	2.25%	11,500,000	11,826,133
United States Treasury Note	02/15/2024	2.75%	5,000,000	5,248,242
United States Treasury Note	02/29/2024	2.38%	2,265,000	2,343,302
United States Treasury Note	03/31/2024	2.13%	3,285,000	3,364,430
United States Treasury Note	04/30/2024	2.00%	11,530,000	11,749,340
United States Treasury Note	05/15/2024	2.50%	8,440,000	8,787,491
United States Treasury Note	06/30/2024	1.75%	5,805,000	5,854,206
United States Treasury Note	12/31/2024	2.25%	12,240,000	12,651,187
United States Treasury Note	02/15/2025	7.63%	1,500,000	1,965,000
TOTAL U.S. GOVERNMENT NOTES (Cost $124,298,288)				126,469,819

SHORT TERM INVESTMENT: 5.93%			Shares
MONEY MARKET FUND: 5.93%
STIT-Government & Agency Portfolio, Institutional Class, 1.83% (e)(f)			40,476,535	40,476,535
TOTAL MONEY MARKET FUND (Cost $40,476,535)				40,476,535
TOTAL SHORT TERM INVESTMENT (Cost $40,476,535)				40,476,535

TOTAL INVESTMENTS (Cost $606,449,491): 90.10%				615,437,116
Other Assets in Excess of Liabilities: 9.90% (g)				67,613,520
TOTAL NET ASSETS: 100.00%				$683,050,636

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2019, the value of these securities total $130,064,905 which represents 19.04% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2019.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2019.
(f)	A portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LIBOR London Interbank Offered Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
September 30, 2019 (Unaudited)

			Currency to be Received		Currency to be Delivered
Notional	Counterparty	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Abbreviation	Settlement Date	Abbreviation	September 30, 2019	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$49,178,465	DB	10/16/2019	AUD	$48,903,093	USD	$49,178,465	$–	$(275,372)
1,389,236	BAML	12/20/2019	AUD	1,364,247	USD	1,389,236	–	(24,989)
10,329,416	DB	10/16/2019	BRL	10,110,688	USD	10,329,416	–	(218,728)
20,747,702	DB	10/16/2019	CAD	20,709,821	USD	20,747,702	–	(37,881)
33,985,982	BAML	12/20/2019	CAD	33,881,868	USD	33,985,982	–	(104,114)
52,116,888	DB	10/16/2019	CHF	51,746,433	USD	52,116,888	–	(370,455)
1,045,721	BAML	12/20/2019	CHF	1,034,670	USD	1,045,721	–	(11,051)
2,824,246	DB	10/16/2019	CLP	2,776,710	USD	2,824,246	–	(47,536)
204,082	DB	10/16/2019	COP	204,156	USD	204,082	74	–
24,952,010	DB	10/16/2019	EUR	24,784,824	NOK	24,952,010	–	(167,186)
1,765,725	DB	11/20/2019	EUR	1,772,545	NOK	1,765,725	6,820	–
5,322,690	DB	10/16/2019	EUR	5,271,277	PLN	5,322,690	–	(51,413)
22,826,288	DB	10/16/2019	EUR	22,613,014	SEK	22,826,288	–	(213,274)
4,392,514	DB	11/20/2019	EUR	4,409,480	SEK	4,392,514	16,966	–
153,030,088	DB	10/16/2019	EUR	151,841,151	USD	153,030,088	–	(1,188,937)
40,322,049	BAML	12/20/2019	EUR	39,846,966	USD	40,322,049	–	(475,083)
61,423,575	DB	10/16/2019	GBP	61,040,774	USD	61,423,575	–	(382,801)
22,221,330	BAML	12/20/2019	GBP	22,067,832	USD	22,221,330	–	(153,498)
583,754	DB	10/02/2019	ILS	586,905	USD	583,754	3,151	–
2,904,392	DB	10/16/2019	ILS	2,939,692	USD	2,904,392	35,300	–
1,072,778	DB	11/20/2019	ILS	1,073,087	USD	1,072,778	309	–
5,013,968	DB	10/16/2019	INR	5,061,545	USD	5,013,968	47,577	–
64,446,200	DB	10/16/2019	JPY	64,165,755	USD	64,446,200	–	(280,445)
40,623,261	BAML	12/20/2019	JPY	40,464,082	USD	40,623,261	–	(159,179)
3,769,169	DB	10/16/2019	KRW	3,774,677	USD	3,769,169	5,508	–
7,319,901	DB	10/16/2019	MXN	7,242,297	USD	7,319,901	–	(77,604)
14,078,348	BAML	12/20/2019	MXN	13,920,471	USD	14,078,348	–	(157,877)
25,054,133	DB	10/16/2019	NOK	24,872,218	EUR	25,054,133	–	(181,915)
3,794,054	DB	11/20/2019	NOK	3,797,080	EUR	3,794,054	3,026	–
14,515,524	DB	10/16/2019	NOK	14,329,084	USD	14,515,524	–	(186,440)
2,418,524	DB	11/20/2019	NOK	2,413,536	USD	2,418,524	–	(4,988)
31,087,061	DB	10/16/2019	NZD	30,839,450	USD	31,087,061	–	(247,611)
525,370	BAML	12/20/2019	NZD	515,075	USD	525,370	–	(10,295)
5,111,815	DB	10/16/2019	PLN	5,051,344	EUR	5,111,815	–	(60,471)
5,938,677	DB	10/16/2019	PLN	5,841,409	USD	5,938,677	–	(97,268)
27,355,944	DB	10/16/2019	RUB	27,508,279	USD	27,355,944	152,335	–
267,191	DB	11/20/2019	RUB	265,965	USD	267,191	–	(1,226)
22,788,187	DB	10/16/2019	SEK	22,540,183	EUR	22,788,187	–	(248,004)
28,330,854	DB	10/16/2019	SEK	27,890,784	USD	28,330,854	–	(440,070)
7,389,361	DB	10/16/2019	SGD	7,366,676	USD	7,389,361	–	(22,685)
7,942,739	DB	10/16/2019	TRY	8,021,680	USD	7,942,739	78,941	–
13,954,548	DB	10/16/2019	ZAR	13,649,083	USD	13,954,548	–	(305,465)
Total Purchase Contracts				838,509,906		844,363,760	350,007	(6,203,861)

Sale Contracts:
$49,393,386	DB	10/16/2019	USD	$48,903,092	AUD	$49,393,386	$490,294	$–
19,788,927	DB	11/20/2019	USD	19,755,964	AUD	19,788,927	32,963	–
47,829,431	BAML	12/20/2019	USD	47,103,749	AUD	47,829,431	725,682	–
29,116,727	DB	10/16/2019	USD	28,745,508	BRL	29,116,727	371,219	–
20,717,272	DB	10/16/2019	USD	20,709,821	CAD	20,717,272	7,451	–
5,228,895	DB	11/20/2019	USD	5,227,390	CAD	5,228,895	1,505	–
18,138,136	BAML	12/20/2019	USD	18,174,892	CAD	18,138,136	–	(36,756)
52,101,405	DB	10/16/2019	USD	51,746,433	CHF	52,101,405	354,972	–
12,263,944	DB	11/20/2019	USD	12,257,430	CHF	12,263,944	6,514	–
36,699,641	BAML	12/20/2019	USD	36,484,989	CHF	36,699,641	214,652	–
3,381,020	DB	10/16/2019	USD	3,341,930	CLP	3,381,020	39,090	–
211,176	DB	10/16/2019	USD	204,156	COP	211,176	7,020	–
209,395	DB	11/20/2019	USD	209,545	COP	209,395	–	(150)
25,054,133	DB	10/16/2019	NOK	24,784,824	EUR	25,054,133	269,309	–
3,794,054	DB	11/20/2019	NOK	3,796,748	EUR	3,794,054	–	(2,694)
5,111,815	DB	10/16/2019	PLN	5,063,918	EUR	5,111,815	47,897	–
22,788,187	DB	10/16/2019	SEK	22,613,014	EUR	22,788,187	175,173	–
153,202,463	DB	10/16/2019	USD	151,841,151	EUR	153,202,463	1,361,312	–
75,723,480	DB	11/20/2019	USD	75,661,422	EUR	75,723,480	62,058	–
102,363,816	BAML	12/20/2019	USD	101,428,043	EUR	102,363,816	935,773	–
60,858,564	DB	10/16/2019	USD	61,040,774	GBP	60,858,564	–	(182,210)
20,046,259	DB	11/20/2019	USD	20,045,895	GBP	20,046,259	364	–
60,487,428	BAML	12/20/2019	USD	60,339,222	GBP	60,487,428	148,206	–
580,677	DB	10/02/2019	USD	586,905	ILS	580,677	–	(6,228)
2,915,067	DB	10/16/2019	USD	2,939,692	ILS	2,915,067	–	(24,625)
4,299,110	DB	10/16/2019	USD	4,354,163	INR	4,299,110	–	(55,053)
64,674,176	DB	10/16/2019	USD	64,165,755	JPY	64,674,176	508,421	–
24,844,151	DB	11/20/2019	USD	24,824,928	JPY	24,844,151	19,223	–
20,105,116	BAML	12/20/2019	USD	20,039,780	JPY	20,105,116	65,336	–
1,818,445	DB	10/16/2019	USD	1,812,480	KRW	1,818,445	5,965	–
2,980,696	DB	10/16/2019	USD	2,946,841	MXN	2,980,696	33,855	–
224,756	BAML	12/20/2019	USD	221,770	MXN	224,756	2,986	–
24,952,010	DB	10/16/2019	EUR	24,790,668	NOK	24,952,010	161,342	–
1,765,725	DB	11/20/2019	EUR	1,772,585	NOK	1,765,725	–	(6,860)
14,382,179	DB	10/16/2019	USD	14,329,084	NOK	14,382,179	53,095	–
381,126	DB	11/20/2019	USD	380,621	NOK	381,126	505	–
31,336,496	DB	10/16/2019	USD	30,839,450	NZD	31,336,496	497,046	–
17,590,478	DB	11/20/2019	USD	17,554,765	NZD	17,590,478	35,713	–
18,715,643	BAML	12/20/2019	USD	18,274,824	NZD	18,715,643	440,819	–
5,322,690	DB	10/16/2019	EUR	5,252,708	PLN	5,322,690	69,982	–
5,905,385	DB	10/16/2019	USD	5,841,409	PLN	5,905,385	63,976	–
464,227	DB	11/20/2019	USD	464,153	PLN	464,227	74	–
27,139,565	DB	10/16/2019	USD	27,508,279	RUB	27,139,565	–	(368,714)
22,826,288	DB	10/16/2019	EUR	22,525,687	SEK	22,826,288	300,601	–
4,392,514	DB	11/20/2019	EUR	4,404,722	SEK	4,392,514	–	(12,208)
28,042,570	DB	10/16/2019	USD	27,890,784	SEK	28,042,570	151,786	–
12,083,395	DB	11/20/2019	USD	12,042,728	SEK	12,083,395	40,667	–
7,360,662	DB	10/16/2019	USD	7,366,676	SGD	7,360,662	–	(6,014)
325,687	DB	11/20/2019	USD	325,777	SGD	325,687	–	(90)
5,369,426	DB	10/16/2019	USD	5,426,431	TRY	5,369,426	–	(57,005)
10,391,323	DB	10/16/2019	USD	10,264,812	ZAR	10,391,323	126,511	–
Total Sale Contracts				1,178,628,387		1,185,699,137	7,829,357	(758,607)
Net Forward Currency Contracts				$(340,118,481)		$(341,335,377)	$8,179,364	$(6,962,468)
Net Unrealized Appreciation							$1,216,896

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE
BRL	BRAZILIAN REAL	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
CAD	CANADIAN DOLLAR	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CHF	SWISS FRANC	KRW	SOUTH KOREAN WON	TRY	TURKISH LIRA
CLP	CHILEAN PESO	MXN	MEXICAN PESO	USD	U.S. DOLLAR
COP	COLOMBIAN PESO	NOK	NORWEGIAN KRONE	ZAR	SOUTH AFRICAN RAND
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2019	(Unaudited)

						Value
Description		Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
10 Yr Mini JGB		16	Dec-19	$2,292,754	$2,295,871	$-	$(3,117)
90 Day Euro		925	Dec-20	227,839,063	227,869,436	-	(30,373)
90 Day Euro		2	Jun-21	493,125	493,228	-	(103)
90 Day Euro		70	Sep-21	17,260,250	17,261,811	-	(1,561)
90 Day Sterling		1,096	Dec-20	167,529,417	167,252,600	276,817	-
Aluminum - 90 Day Settlement (a)(b)		1	Oct-19	42,634	45,944	-	(3,310)
Aluminum - 90 Day Settlement (a)(b)		1	Oct-19	42,688	46,215	-	(3,527)
Aluminum - 90 Day Settlement (a)(b)		1	Oct-19	42,751	45,838	-	(3,087)
Aluminum - 90 Day Settlement (a)(b)		1	Nov-19	43,153	43,961	-	(808)
Aluminum - 90 Day Settlement (a)(b)		2	Dec-19	86,538	91,186	-	(4,648)
Aluminum (a)(b)		37	Dec-19	1,598,400	1,653,590	-	(55,190)
Australian 10 Yr Bond		168	Dec-19	16,708,183	16,693,031	15,152	-
Bovespa Index		15	Oct-19	379,568	378,320	1,248	-
Brent Crude (a)		26	Jan-20	1,520,480	1,619,290	-	(98,810)
Brent Crude (a)		8	Feb-20	463,520	493,109	-	(29,589)
Brent Crude (a)		218	Dec-19	12,916,500	13,707,206	-	(790,706)
Brent Crude (a)		5	Mar-20	287,800	305,846	-	(18,046)
Brent Crude (a)		3	Apr-20	171,780	182,814	-	(11,034)
Brent Crude (a)		2	May-20	114,060	120,792	-	(6,732)
British Pound		132	Dec-19	10,173,900	10,172,840	1,060	-
CAC 40 10 Euro Index		182	Oct-19	11,259,572	11,143,859	115,713	-
Canadian 10 Yr Bond		563	Dec-19	60,598,407	61,392,098	-	(793,691)
Copper - 90 Day Settlement (a)(b)		1	Oct-19	142,656	150,189	-	(7,533)
Copper - 90 Day Settlement (a)(b)		1	Oct-19	142,731	150,960	-	(8,229)
Copper - 90 Day Settlement (a)(b)		1	Nov-19	142,963	144,022	-	(1,059)
Copper - 90 Day Settlement (a)(b)		1	Dec-19	143,063	145,786	-	(2,723)
Copper - 90 Day Settlement (a)(b)		1	Dec-19	143,091	145,158	-	(2,067)
Copper - 90 Day Settlement (a)(b)		1	Dec-19	143,106	147,584	-	(4,478)
Copper (a)(b)		71	Dec-19	10,159,656	10,329,714	-	(170,058)
DAX Index		124	Dec-19	41,934,995	41,785,240	149,755	-
Dollar		124	Dec-19	12,278,604	12,155,080	123,524	-
Dow Jones Industrial Average Mini E-Cbot Index		191	Dec-19	25,690,455	25,873,417	-	(182,962)
Euro-BTP		53	Dec-19	8,424,821	8,405,803	19,018	-
Euro-Bund		28	Dec-19	5,317,885	5,318,747	-	(862)
Euro-Schatz		552	Dec-19	67,583,856	67,782,274	-	(198,418)
Euro-Stoxx 50 Index		1,119	Dec-19	43,358,856	42,737,375	621,481	-
FTSE 100 Index		541	Dec-19	49,113,788	48,600,839	512,949	-
FTSE China A50 Index		17	Oct-19	231,030	233,515	-	(2,485)
Gasoline RBOB (a)		77	Nov-19	5,066,061	5,315,160	-	(249,099)
Gasoline RBOB (a)		3	Jan-20	190,235	197,544	-	(7,309)
Gasoline RBOB (a)		15	Dec-19	963,333	1,004,776	-	(41,443)
Gold (a)		186	Dec-19	27,395,940	27,557,829	-	(161,889)
Hang Seng Index		2	Oct-19	332,266	331,716	550	-
Heating Oil (a)		78	Nov-19	6,215,227	6,484,568	-	(269,341)
Heating Oil (a)		1	Feb-20	78,250	78,642	-	(392)
H-Shares Index		25	Oct-19	1,628,348	1,630,680	-	(2,332)
Japanese 10 Yr Bond		34	Dec-19	48,746,173	48,790,346	-	(44,173)
KOSPI 200 Index		126	Dec-19	7,219,601	7,285,494	-	(65,893)
Lead (a)(b)		10	Dec-19	534,438	514,917	19,521	-
Lean Hogs (a)		7	Dec-19	203,280	200,076	3,204	-
Long Gilt		203	Dec-19	33,505,945	33,410,295	95,650	-
Low Sulphur Gasoil (a)		73	Nov-19	4,281,450	4,370,335	-	(88,885)
Low Sulphur Gasoil (a)		2	Dec-19	115,950	116,902	-	(952)
MSCI Taiwan Index		9	Oct-19	366,390	361,883	4,507	-
Nasdaq 100 E-Mini Index		296	Dec-19	46,001,360	46,435,166	-	(433,806)
Natural Gas (a)		36	Nov-19	838,800	842,306	-	(3,506)
Natural Gas (a)		17	Dec-19	425,680	426,341	-	(661)
Nickel - 90 Day Settlement (a)(b)		1	Oct-19	103,320	73,989	29,331	-
Nickel - 90 Day Settlement (a)(b)		2	Oct-19	206,268	177,998	28,270	-
Nickel - 90 Day Settlement (a)(b)		1	Nov-19	102,806	94,469	8,337	-
Nickel (a)(b)		10	Dec-19	1,023,900	977,708	46,192	-
Nikkei 225 Index (OSE)		148	Dec-19	29,784,786	29,680,599	104,187	-
Nikkei 225 Index (SGX)		269	Dec-19	27,043,052	27,061,040	-	(17,988)
OMX Stockholm 30 Index		69	Oct-19	1,154,959	1,147,049	7,910	-
Russell 2000 Mini Index		284	Dec-19	21,655,000	22,311,983	-	(656,983)
S&P 500 E-Mini Index		399	Dec-19	59,421,075	59,806,347	-	(385,272)
S&P MidCap 400 E-Mini Index		8	Dec-19	1,550,400	1,551,442	-	(1,042)
S&P/TSX 60 Index		35	Dec-19	5,263,011	5,267,541	-	(4,530)
SET 50 Index		87	Dec-19	617,149	615,082	2,067	-
Silver (a)		161	Dec-19	13,683,390	14,221,985	-	(538,595)
Soybean (a)		13	Nov-19	588,900	580,708	8,192	-
Soybean Meal (a)		21	Dec-19	632,100	631,556	544	-
SPI 200 Index		8	Dec-19	902,004	904,003	-	(1,999)
Sugar (a)		27	Mar-20	382,536	382,546	-	(10)
Tokyo Price Index		75	Dec-19	11,015,029	11,089,353	-	(74,324)
TWSE Capitalization Weighted Stock Index		37	Oct-19	2,581,515	2,582,564	-	(1,049)
U.S. 10 Yr Note		167	Dec-19	21,762,188	21,971,388	-	(209,200)
U.S. 2 Yr Note		1,232	Dec-19	265,496,000	265,860,289	-	(364,289)
U.S. 5 Yr Note		570	Dec-19	67,914,610	68,192,232	-	(277,622)
U.S. Long Bond		116	Dec-19	18,828,250	19,039,017	-	(210,767)
WTI Crude (a)		71	Nov-19	3,838,970	4,114,199	-	(275,229)
WTI Crude (a)		13	Jan-20	698,100	729,074	-	(30,974)
WTI Crude (a)		7	Feb-20	373,240	385,823	-	(12,583)
WTI Crude (a)		37	Dec-19	1,997,260	2,113,307	-	(116,047)
WTI Crude (a)		4	Mar-20	211,600	220,537	-	(8,937)
WTI Crude (a)		3	Apr-20	157,470	163,076	-	(5,606)
WTI Crude (a)		1	May-20	52,120	53,112	-	(992)
Zinc - 90 Day Settlement (a)(b)		1	Oct-19	60,638	60,661	-	(23)
Zinc (a)(b)		27	Dec-19	1,614,263	1,563,733	50,530	-
Total Purchase Contracts						2,245,709	(6,998,948)

Sale Contracts:
3 Mo Euro Euribor		(750)	Dec-20	$205,500,588	$205,431,324	$-	$(69,264)
90 Day Euro		(23)	Mar-21	5,669,788	5,664,413	-	(5,375)
90 Day Euro		(12)	Jun-20	2,953,350	2,952,581	-	(769)
90 Day Euro		(122)	Dec-20	30,050,125	30,105,344	55,219	-
90 Day Euro		(15)	Dec-21	3,697,688	3,694,714	-	(2,974)
Aluminum - 90 Day Settlement (a)(b)		(1)	Oct-19	42,634	45,669	3,035	-
Aluminum - 90 Day Settlement (a)(b)		(1)	Oct-19	42,688	45,998	3,310	-
Aluminum - 90 Day Settlement (a)(b)		(1)	Oct-19	42,751	45,531	2,780	-
Aluminum - 90 Day Settlement (a)(b)		(1)	Nov-19	43,153	43,784	631	-
Aluminum - 90 Day Settlement (a)(b)		(2)	Dec-19	86,538	91,314	4,776	-
Aluminum (a)(b)		(314)	Dec-19	13,564,800	13,994,275	429,475	-
Amsterdam Exchange Index		(3)	Oct-19	379,402	377,534	-	(1,868)
Australian 10 Yr Bond		(52)	Dec-19	5,171,580	5,186,249	14,669	-
Australian 3 Yr Bond		(41)	Dec-19	3,201,510	3,191,182	-	(10,328)
Australian Dollar		(16)	Dec-19	1,082,880	1,082,908	28	-
Brent Crude (a)		(20)	Dec-19	1,185,000	1,190,724	5,724	-
CAC 40 10 Euro Index		(88)	Oct-19	5,444,189	5,408,665	-	(35,524)
Canadian 10 Yr Bond		(19)	Dec-19	2,045,062	2,045,116	54	-
CBOE Volatility Index		(3)	Jan-20	56,475	55,694	-	(781)
CBOE Volatility Index		(90)	Oct-19	1,541,250	1,553,515	12,265	-
CBOE Volatility Index		(34)	Nov-19	621,350	609,367	-	(11,983)
CBOE Volatility Index		(8)	Dec-19	146,600	143,185	-	(3,415)
Cocoa (ICE) (a)		(14)	Dec-19	329,985	304,909	-	(25,076)
Cocoa (NYBOT) (a)		(16)	Dec-19	390,720	386,531	-	(4,189)
Coffee (a)		(105)	Dec-19	3,982,781	3,932,396	-	(50,385)
Copper - 90 Day Settlement (a)(b)		(1)	Oct-19	142,656	149,980	7,324	-
Copper - 90 Day Settlement (a)(b)		(1)	Oct-19	142,731	151,248	8,517	-
Copper - 90 Day Settlement (a)(b)		(1)	Nov-19	142,963	144,635	1,672	-
Copper - 90 Day Settlement (a)(b)		(1)	Dec-19	143,063	145,185	2,122	-
Copper - 90 Day Settlement (a)(b)		(1)	Dec-19	143,091	144,994	1,903	-
Copper - 90 Day Settlement (a)(b)		(1)	Dec-19	143,106	148,164	5,058	-
Copper (a)(b)		(193)	Dec-19	27,617,094	27,547,315	-	(69,779)
Copper (COMEX) (a)		(38)	Dec-19	2,449,575	2,459,390	9,815	-
Corn (a)		(1,412)	Dec-19	27,392,800	26,660,242	-	(732,558)
Cotton No.2 (a)		(82)	Dec-19	2,494,030	2,689,096	195,066	-
DAX Index		(25)	Dec-19	8,454,636	8,432,986	-	(21,650)
Euro		(209)	Dec-19	28,639,531	28,751,468	111,937	-
Euro-Bobl		(988)	Dec-19	146,078,020	145,878,441	-	(199,579)
Euro-Bund		(289)	Dec-19	54,888,172	54,867,038	-	(21,134)
Euro-Buxl 30 Yr Bond		(35)	Dec-19	8,297,274	8,327,797	30,523	-
Euro-OAT		(99)	Dec-19	18,377,375	18,385,009	7,634	-
Euro-Schatz		(176)	Dec-19	21,548,476	21,534,054	-	(14,422)
Euro-Stoxx 50 Index		(40)	Dec-19	1,549,914	1,542,290	-	(7,624)
FTSE MIB Index		(30)	Dec-19	3,607,638	3,583,874	-	(23,764)
FTSE/JSE Top 40 Index		(3)	Dec-19	97,700	97,630	-	(70)
Gold (a)		(402)	Dec-19	59,210,580	59,980,369	769,789	-
Hang Seng Index		(43)	Oct-19	7,143,716	7,128,729	-	(14,987)
Hard Red Wheat (a)		(164)	Dec-19	3,403,000	3,512,294	109,294	-
Heating Oil (a)		(3)	Nov-19	239,047	239,531	484	-
Heating Oil (a)		(1)	Jan-20	78,851	80,344	1,493	-
Heating Oil (a)		(5)	Dec-19	396,564	405,001	8,437	-
IBEX 35 Index		(4)	Oct-19	402,520	397,928	-	(4,592)
Japanese 10 Yr Bond		(8)	Dec-19	11,469,688	11,442,098	-	(27,590)
Japanese Yen		(225)	Dec-19	26,150,625	26,151,097	472	-
Lead (a)(b)		(10)	Dec-19	534,438	507,132	-	(27,306)
Live Cattle (a)		(27)	Dec-19	1,191,240	1,176,577	-	(14,663)
Long Gilt		(77)	Dec-19	12,709,152	12,693,802	-	(15,350)
MSCI EAFE Index		(9)	Dec-19	854,280	852,571	-	(1,709)
MSCI Emerging Markets Index		(120)	Dec-19	6,011,400	6,060,720	49,320	-
Nasdaq 100 E-Mini Index		(2)	Dec-19	310,820	311,082	262	-
Natural Gas (a)		(340)	Nov-19	7,922,000	8,843,640	921,640	-
Natural Gas (a)		(3)	Jan-20	78,660	81,164	2,504	-
Natural Gas (a)		(12)	Feb-20	310,560	324,139	13,579	-
Nickel - 90 Day Settlement (a)(b)		(1)	Oct-19	103,320	72,743	-	(30,577)
Nickel - 90 Day Settlement (a)(b)		(2)	Oct-19	206,268	176,530	-	(29,738)
Nickel - 90 Day Settlement (a)(b)		(1)	Nov-19	102,806	94,413	-	(8,393)
Nickel (a)(b)		(7)	Dec-19	716,730	722,506	5,776	-
Platinum (a)		(3)	Jan-20	133,380	136,035	2,655	-
SGX Nifty 50 Index		(17)	Oct-19	392,292	393,843	1,551	-
Silver (a)		(272)	Dec-19	23,117,280	23,680,312	563,032	-
Soybean (a)		(218)	Nov-19	9,875,400	10,090,860	215,460	-
Soybean Meal (a)		(90)	Dec-19	2,709,000	2,917,386	208,386	-
Soybean Oil (a)		(125)	Dec-19	2,181,000	2,179,126	-	(1,874)
Sugar (a)		(226)	Mar-20	3,201,968	3,022,192	-	(179,776)
Swiss Franc		(96)	Dec-19	12,098,400	12,117,471	19,071	-
U.S. 10 Yr Note		(282)	Dec-19	36,748,125	36,678,503	-	(69,622)
U.S. 5 Yr Note		(6)	Dec-19	714,891	713,797	-	(1,094)
Wheat (a)		(273)	Dec-19	6,766,988	7,003,110	236,122	-
WTI Crude (a)		(152)	Nov-19	8,218,640	8,727,070	508,430	-
Zinc - 90 Day Settlement (a)(b)		(1)	Oct-19	60,638	60,599	-	(39)
Zinc (a)(b)		(182)	Dec-19	10,881,325	10,469,115	-	(412,210)
Total Sale Contracts						4,551,294	(2,152,031)
Total Futures Contracts						$6,797,003	$(9,150,979)
Net Unrealized Depreciation							$(2,353,976)

(a)	Contract held by LCMFS Fund Limited.
(b)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.

COMEX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2019 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a Fund and collectively the Funds) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of September 30, 2019:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$84,038,208	$-	$84,038,208
Corporate Bonds	-	183,643,332	-	183,643,332
Mortgage Backed Securities	-	95,107,841	-	95,107,841
Municipal Bond	-	1,354,010	-	1,354,010
U.S. Government Agency Issues	-	84,347,371	-	84,347,371
U.S. Government Notes	-	126,469,819	-	126,469,819
Short Term Investment	40,476,535	-	-	40,476,535
Total Investments	$40,476,535	$574,960,581	$-	$615,437,116

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(5,853,854)	$-	$(5,853,854)
Sale	-	7,070,750	-	7,070,750
Total Forward Currency Contracts	-	1,216,896	-	1,216,896
Futures Contracts
Long	(4,753,239)	-	-	(4,753,239)
Short	2,399,263	-	-	2,399,263
Total Futures Contracts	(2,353,976)	-	-	(2,353,976)
Total Other Financial Instruments	$(2,353,976)	$1,216,896	$-	$(1,137,080)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) at September 30, 2019.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.